Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Share-based payment reserve	Retained earnings	Foreign exchange revaluation reserve	Equity attributable to owners of the parent company	Non- controlling Interest
Beginning balance at Dec. 31, 2018	$ (50,484)	$ 10	$ 76,833	$ 7,302	$ (142,418)	$ 7,789	$ (50,484)
Total comprehensive loss for the period
Loss for the period	149,980				(140,287)		(140,287)
Loss for the period	(140,287)
Foreign exchange movement	9,693					9,693	9,693
Equity raise	377,273	3	377,270				377,273
Equity-settled share-based payment transactions	7,966			7,966			7,966
Fees directly attributable to equity raise	(11,048)		(11,048)				(11,048)
Effect of share redenomination	70		70				70
Ending balance at Dec. 31, 2019	173,797	13	443,125	15,268	(282,705)	(1,904)	173,797
Total comprehensive loss for the period
Loss for the period	89,283				(89,984)		(89,984)	$ (829)
Loss for the period	(90,813)
Foreign exchange movement	1,530					1,530	1,530
Equity raise	6,339			6,339			6,339
Ending balance at Jun. 30, 2020	90,853	13	443,125	21,607	(372,689)	(374)	91,682	(829)
Beginning balance at Dec. 31, 2019	173,797	13	443,125	15,268	(282,705)	(1,904)	173,797
Total comprehensive loss for the period
Loss for the period	184,451				(186,799)		(186,799)	(1,231)
Loss for the period	(188,030)
Foreign exchange movement	3,579					3,579	3,579
Equity raise	11,907		11,907				11,907
Equity-settled share-based payment transactions	16,917			16,917			16,917
Conversion of convertible debt	30,189		30,189				30,189
Ending balance at Dec. 31, 2020	48,359	13	485,221	32,185	(469,504)	1,675	49,590	(1,231)
Total comprehensive loss for the period
Loss for the period	75,789				(74,907)		(74,907)	(815)
Loss for the period	(75,722)
Foreign exchange movement	67					67	67
Equity raise	13,101			13,101			13,101
Conversion of convertible debt	70,000	1	69,999				70,000
Warrants issued as consideration	2,349		2,349				2,349
Ending balance at Jun. 30, 2021	$ 58,020	$ 14	$ 557,569	$ 45,286	$ (544,411)	$ 1,608	$ 60,066	$ (2,046)